Jan. 06, 2017

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2017

Effective immediately, the Sector/Industry Risk” disclosure on page 2 of the Fund’s prospectus is deleted in its entirety and replaced as follows:

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.